Long-Term Debt - Additional Information1 (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 730,214,000	$ 735,701,000
Interest at a weighted-average fixed rate	1.20%	1.20%
Amount reduced under revolving credit facilities in remaining 2013	12,600,000
Amount reduced under revolving credit facilities in 2014	25,200,000
Amount reduced under revolving credit facilities in 2015	58,500,000
Amount reduced under revolving credit facilities in 2016	108,100,000
Amount reduced under revolving credit facilities in 2017	415,300,000
Amount reduced under revolving credit facilities thereafter	110,500,000
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments	3
Long-term debt	172,182,000	180,229,000
Minimum hull coverage ratio	120.00%
Number of first priority mortgages granted on vessels as debt collateral	6
Maintain the greater of free cash liquidity for revolving credit facility	$ 100,000,000
Minimum percentage to maintaining revolving credit facility	7.50%
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.06%
Percentage of margin	0.30%	0.30%
Actual hull coverage ratio	127.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.90%
Percentage of margin	1.00%	1.00%
Actual hull coverage ratio	311.00%